Segment Reporting (Segment Data Schedule) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net revenues								$ 23,800	$ 24,363	$ 23,556
Amortization of intangibles								(20)	(20)	(20)
General corporate expenses								(256)	(216)	(204)
Changes to Kraft and PMI tax-related receivables								14	(169)	(88)
UST acquisition-related transaction costs	(1)	(1)	(4)	(7)	(5)	(5)	(5)			(60)
Corporate asset impairment and exit costs								(8)	(6)	(91)
Operating income								6,068	6,228	5,462
Interest and other debt expense, net								(1,216)	(1,133)	(1,185)
Earnings from equity investment in SABMiller								730	628	600
Earnings before income taxes								5,582	5,723	4,877
Cigarettes [Member]
Segment Reporting Information [Line Items]
Net revenues								21,403	21,631	20,919
Operating companies income (loss)								5,574	5,451	5,055
Smokeless Products [Member]
Segment Reporting Information [Line Items]
Net revenues								1,627	1,552	1,366
Operating companies income (loss)								859	803	381
Cigars [Member]
Segment Reporting Information [Line Items]
Net revenues								567	560	520
Operating companies income (loss)								163	167	176
Wine [Member]
Segment Reporting Information [Line Items]
Net revenues								516	459	403
Operating companies income (loss)								91	61	43
Financial Services [Member]
Segment Reporting Information [Line Items]
Net revenues								(313)	161	348
Operating companies income (loss)								(349)	157	270
Kraft And PMI [Member]
Segment Reporting Information [Line Items]
Changes to Kraft and PMI tax-related receivables								$ 14	$ (169)	$ (88)